Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend Income Fund - Fidelity Freedom Blend Income Fund	May 30, 2023 USD ($)
Expense Example:
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518